Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Description of changes in methods and assumptions	bps increase	bps increase
Increase (decrease) in defined benefit obligation	£ (460)	£ (507)
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Description of changes in methods and assumptions	bps increase	bps increase
Increase (decrease) in defined benefit obligation	£ 348	£ 385
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 201	£ 223